Convertible Notes - Schedule of Amortization of Issuance Cost and Debt Discount, and Interest Cost (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Convertible Note 2021 [Member]
Schedule of Amortization of Issuance Cost and Debt Discount, and Interest Cost [Line Items]
Issuance costs and debt discount	$ 325,039
Convertible note interest	229,463
Convertible Notes	554,502
Convertible Note 2022 [Member]
Schedule of Amortization of Issuance Cost and Debt Discount, and Interest Cost [Line Items]
Issuance costs and debt discount	1,028,622
Convertible note interest	278,335
Convertible Notes	1,306,957
Convertible Notes [Member]
Schedule of Amortization of Issuance Cost and Debt Discount, and Interest Cost [Line Items]
Issuance costs and debt discount	1,353,661
Convertible note interest	507,798
Convertible Notes	$ 1,861,459